As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

The Olstein Financial Alert Fund
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares/Principal
	Amount	Value
COMMON STOCKS - 84.0%
Beverages - 2.0%
Molson Coors Brewing Company - Class B	470,700	$32,431,230

Capital Markets - 5.2%
Janus Capital Group Inc.	1,446,200	28,519,064
Merrill Lynch & Co., Inc.	167,100	13,070,562
Morgan Stanley	278,600	20,312,726
Waddell & Reed Financial, Inc. - Class A	972,000	24,057,000
		85,959,352
Commercial Banks - 1.8%
Bank of America Corporation	554,700	29,715,279

Commercial Services & Supplies - 2.7%
Avery Dennison Corporation	222,100	13,363,757
John H. Harland Company	347,500	12,666,375
Pitney Bowes Inc.	423,800	18,804,006
		44,834,138
Communications Equipment - 3.2%
3Com Corporation (a)	2,917,300	12,865,293
Cisco Systems, Inc. (a)	1,393,500	32,050,500
CommScope, Inc. (a)	248,700	8,172,282
		53,088,075
Computers & Peripherals - 4.3%
Adaptec, Inc. (a)	4,702,000	20,735,820
Apple Computer, Inc. (a)	432,600	33,323,178
Intermec, Inc. (a)	668,000	17,608,480
		71,667,478
Construction & Engineering - 2.3%
Quanta Services, Inc. (a)	2,200,600	37,102,116

Consumer Finance - 1.2%
American Express Company	355,500	19,936,440

Electrical Equipment - 1.1%
Energy Conversion Devices, Inc. (a)	490,900	18,182,936

Energy Equipment & Services - 1.3%
Newpark Resources, Inc. (a)	3,932,900	20,962,357

Food & Staples Retailing - 0.6%
Nash Finch Company	449,700	10,581,441

Food Products - 1.4%
Del Monte Foods Company	2,259,700	23,613,865

Health Care Equipment & Supplies - 1.1%
Baxter International Inc.	388,200	17,647,572

Hotels, Restaurants & Leisure - 6.6%
Burger King Holdings Inc. (a)	677,800	10,817,688
The Cheesecake Factory Incorporated (a)	856,000	23,274,640
CKE Restaurants, Inc.	1,025,000	17,138,000
McDonald's Corporation	907,650	35,507,268
Scientific Games Corporation - Class A (a)	694,320	22,079,376
		108,816,972
Household Durables - 1.7%
Blount International, Inc. (a)	1,935,200	19,390,704
Universal Electronics Inc. (a) (b)	431,900	8,206,100
		27,596,804
Industrial Conglomerates - 5.4%
3M Co.	303,500	22,586,470
Tyco International Ltd. (c)	2,376,900	66,529,431
		89,115,901
Insurance - 8.3%
American International Group, Inc.	608,300	40,305,958
Marsh & McLennan Companies, Inc.	2,101,000	59,143,150
XL Capital Ltd. - Class A (c)	535,200	36,768,240
		136,217,348
Internet Software & Services - 0.3%
Digital River, Inc. (a)	91,300	4,667,256

Leisure Equipment & Products - 1.6%
Hasbro, Inc.	1,161,400	26,421,850

Media - 3.0%
Univision Communications Inc. - Class A (a)	480,100	16,486,634
The Walt Disney Company	1,052,400	32,529,684
		49,016,318
Metals & Mining - 3.3%
Cleveland-Cliffs Inc.	637,000	24,276,070
Phelps Dodge Corporation	347,600	29,441,720
		53,717,790
Multiline Retail - 2.9%
Federated Department Stores, Inc.	900,400	38,906,284
J. C. Penney Company, Inc.	122,300	8,364,097
		47,270,381
Office Electronics - 1.6%
Xerox Corporation (a)	1,665,100	25,908,956

Oil & Gas - 5.2%
Chesapeake Energy Corporation	801,900	23,239,062
The Williams Companies, Inc.	1,921,800	45,873,366
XTO Energy, Inc.	395,400	16,658,202
		85,770,630
Paper & Forest Products - 1.6%
Neenah Paper, Inc. (b)	748,600	25,624,578

Personal Products - 1.3%
Playtex Products, Inc. (a)	1,621,300	21,725,420

Semiconductor & Semiconductor Equipment - 1.2%
Atmel Corporation (a)	3,347,300	20,217,692

Specialty Retail - 9.7%
Claire's Stores, Inc.	847,300	24,707,268
The Finish Line, Inc.- Class A (b)	1,983,800	25,035,556
Foot Locker, Inc.	842,700	21,278,175
Jo-Ann Stores, Inc. (a) (b)	1,888,900	31,582,408
Lowe's Companies, Inc.	502,900	14,111,374
RadioShack Corporation	1,390,400	26,834,720
Ross Stores, Inc.	639,000	16,236,990
		159,786,491
Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc. (a)	511,800	13,506,402
Jones Apparel Group, Inc.	645,400	20,936,776
		34,443,178

TOTAL COMMON STOCKS (Cost $1,131,309,413)		1,382,039,844

SHORT-TERM INVESTMENTS - 15.6%
Mutual Funds - 0.1%
First American Prime Obligations Fund	1,973,318	1,973,318

U.S. Government Agency Obligations - 15.5%
Federal Home Loan Bank:
5.20%, due 10/02/2006 to 10/19/2006	$ 255,222,000	254,952,881

TOTAL SHORT-TERM INVESTMENTS (Cost $256,926,199)		256,926,199

Total Investments (Cost $1,388,235,612) - 99.6%		1,638,966,043
Other Assets in Excess of Liabilities - 0.4%		7,054,260
TOTAL NET ASSETS - 100.0%		$1,646,020,303

(a) Non-income producing security.
(b) Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
(c) Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$ 1,388,235,612
Gross unrealized appreciation	284,762,685
Gross unrealized depreciation	(34,032,254)
Net unrealized appreciation	$ 250,730,431

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Olstein Funds

By (Signature and Title) /s/Robert A. Olstein
Robert A. Olstein, President

Date 11/22/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Robert A. Olstein
Robert A. Olstein, President

Date 11/22/06

By (Signature and Title) /s/Michael Luper
Michael Luper, Treasurer

Date 11/22/06